CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ (35,061)	$ (16,117)	$ (71,578)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	408	1,224	2,080
Amortization	1,907	2,204	2,314
Stock-based compensation	219	179	1,165
Gain on sale of equity method investments	(1,220)	(2,480)
Impairment loss on goodwill	17,054	12,489	5,097
Impairment loss on intangible assets	13,251	15	2,583
Impairment loss on prepaid licensing and royalty fees	2,752	702	247
Provision for bad debt expenses	37	169	1,820
Loss on disposal of property, plant and equipment	4	208	49
Gain on sales of marketable securities	(1,739)	(5,665)	(6,299)
Loss (gain) on equity method investments	(526)	(234)	47,869
Impairment loss on marketable securities and investments		1,193	13,327
Gain on cancellation of warrant liabilities			(665)
Other	(141)	377	200
Net changes in operating assets and liabilities, net of business acquisitions and divestitures:
Accounts receivable	767	1,537	(153)
Prepaid expenses	52	755	871
Other current assets	708	(174)	865
Accounts payable	854	(515)	(336)
Accrued expenses	(2,223)	(59)	(452)
Accrued compensation	(853)	(831)	(2,139)
Other current liabilities	(1,017)	(467)	(1,334)
Accrued pension liabilities	(111)	110	128
Prepaid licensing and royalty fees	1,026	(2,397)	(3,007)
Other	(453)	454	(361)
Net cash used in operating activities	(4,305)	(7,323)	(12,448)
CASH FLOWS FROM INVESTING ACTIVITIES:
Decrease in restricted cash		3,694	2,000
Cash dividends received from equity method investees			1,907
Proceeds from disposal of marketable securities	3,419	8,610	9,899
Divestiture of business, net of cash transferred		(1,308)	4,739
Purchase of property, plant and equipment	(225)	(429)	(768)
Proceeds from disposal of property, plant and equipment	35	76	117
Proceeds from disposal of businesses, net of transaction costs	3,258	1,735
Purchase of marketable securities	(2,460)
Purchase of intangible assets	(1,227)	(1,679)	(1,274)
Acquisitions, net of cash acquired	73		11
Advances to equity investees			(5,243)
Decrease (increase) in refundable deposits	86	428	185
Other	(5)	(10)	(22)
Net cash provided by investing activities	2,954	11,117	11,551
CASH FLOWS FROM FINANCING ACTIVITIES:
Net repayment of short-term borrowings	(3,146)	(4,348)	(400)
Repurchase and retirement of common shares			(5,825)
Cash received from the exercise of stock options	2	0	0
Net cash used in financing activities	(3,144)	(4,348)	(6,225)
Exchange difference	565	(712)	130
NET DECREASE IN CASH AND CASH EQUIVALENTS	(3,930)	(1,266)	(6,992)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	62,731	63,997	70,989
CASH AND CASH EQUIVALENTS AT END OF YEAR	58,801	62,731	63,997
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid during the year	53	248	436
Income tax paid (refunded) during the year	(285)	121	783
T2CN
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on deconsolidation			$ (4,739)